RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party, expenses	$ 1,600,000
Related party balance	2,532,690	$ 2,240,487	$ 436,011
Related party debt	50,500
Cory Rosenberg [Member]
Related Party Transaction [Line Items]
Advertising Expense	643,407
Andrew Roda [Member]
Related Party Transaction [Line Items]
Advertising Expense	29,435
Employee [Member]
Related Party Transaction [Line Items]
Business expenses	1,278
Darcy Campbell [Member]
Related Party Transaction [Line Items]
Business expenses	12,356
Related Party [Member]
Related Party Transaction [Line Items]
Related party balance	$ 686,476	$ 582,432